Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) license	Dec. 31, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Total winning bid	$ 256,000,000
Goodwill
Loss on impairment		$ 370,000,000
Goodwill		$ 0
Auction 101
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	408
Auction 102
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	282